Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Other tax payables	$ 7,961	$ 9,683
Accrued expense	13,521	430
Other payable	3,064	527
Other accrual and payables	2,195	648
Total accrued liabilities	$ 26,741	$ 11,288